UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21930

Oceanstone Fund

(Exact name of registrant as specified in charter)

7334 Spinnaker Street

Carlsbad, CA 92011

(Address of principal executive offices)

 (Zip code)

James J. Wang

P.O. Box 131104

Carlsbad, CA 92013

(Name and address of agent for service)

Registrant's telephone number, including area code: 760-602-0103

Date of fiscal year end: June 30

Date of reporting period: June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Oceanstone Fund

BEST BUY CO., INC.

Ticker Symbol:BBY	Cusip Number:086516101
Record Date: 4/30/2007	Meeting Date: 6/27/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES - 01-RONALD JAMES*, 02-ELLIOT S. KAPLAN*, 03-MATTHEW H. PAUL*, 04-JAMES E. PRESS*, 05-RICHARD M. SCHULZE*, 06-MARY A. TOLAN*, 07-HATIM A. TYABJI*, 08-ROGELIO M. REBOLLEDO**	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING MARCH 1, 2008.	For	Issuer	For	With
3	APPROVAL OF AN AMENDMENT TO THE BEST BUY CO., INC. 2004 OMNIBUS STOCK AND INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES SUBJECT TO THE PLAN TO 38 MILLION SHARES.	For	Issuer	For	With

NACCO INDUSTRIES, INC.

Ticker Symbol:NC	Cusip Number:629579103
Record Date: 3/16/2007	Meeting Date: 5/9/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-OWSLEY BROWN II, 02-IAN M. ROSS, 03-JOHN F. TURBAN, 04-DENNIS W. LABARRE, 05-MICHAEL E. SHANNON, 06-EUGENE WONG, 07-RICHARD DE J. OSBORNE, 08-BRITTON T. TAPLIN, 09-ALFRED M. RANKIN,JR., 10-DAVID F. TAPLIN	For	Issuer	For	With
2	PROPOSAL TO CONFIRM THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With

NUTRISYSTEM, INC.

Ticker Symbol:NTRI	Cusip Number:67069D108
Record Date: 3/7/2007	Meeting Date: 5/1/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES - 01-IAN J. BERG, 02-ROBERT F. BERNSTOCK, 03-MICHAEL A. DIPIANO, 04-MICHAEL J. HAGAN, 05-WARREN V. MUSSER, 06-BRIAN P. TIERNEY, 07-STEPHEN T. ZARRILLI	For	Issuer	For	With

VSE CORPORATION

Ticker Symbol:VSEC	Cusip Number:918284100
Record Date: 3/19/2007	Meeting Date: 5/1/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES - 01-DONALD M. ERVINE, 02-CLIFFORD M. KENDALL, 03-CALVIN S. KOONCE, 04-JAMES F. LAFOND, 05-DAVID M. OSNOS, 06-JIMMY D. ROSS, 07-BONNIE K. WACHTEL	For	Issuer	For	With
2	PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS OF VSE CORPORATION FOR THE FISCAL YEAR ENDING DECEMBER 31,2007.	For	Issuer	For	With

ZONE, INC.

Ticker Symbol:ZONS	Cusip Number:98976N103
Record Date: 3/9/2007	Meeting Date: 4/26/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES - 01-JOHN H. BAUER, 02-CATHI HATCH, 03-WILLIAM C. KEIPER, 04-KENNETH M. KIRKPATRICK, 05-FIROZ H. LALJI	For	Issuer	For	With
2	PROPOSAL TO RATIFY THE SELECTION OF GRANT THORNTON LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDED DECEMBER 31,2007	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oceanstone Fund

By /s/James J. Wang

* James J. Wang

President and Treasurer

Date: August 22, 2007

*Print the name and title of each signing officer under his or her signature.